Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions	2.00%
Platform fee	0.25%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	$ 614,707		$ 880,918
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, monthly rate	0.00417%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	30,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations	22,396		38,388
Reimbursement payable	0		3,199
Open tax years	2014		2013	2012	2011	2010
Millburn Multi-Markets Fund L.P. [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	191,967
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Administration fee, per month	0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.25%
General and Administrative Expense	962,330		1,215,297
Percentage of month end net asset value, monthly rate	0.00417%
Open tax years	2014		2013	2012	2011
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	388,707		502,043
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	30,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations	22,396		38,388
Reimbursement payable	0		3,199
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	191,967
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
General and Administrative Expense	58,314		52,085
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	$ 90,856	[1]	$ 80,723

[1]	For the period from January 1, 2014, through September 30, 2014.